Derivatives and Fair Value of Financial Instruments - Instruments and Agreements (Details) item in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Commodities
Derivative commodity instruments
Gains (losses) on derivatives | $	$ (12)	$ (9)	$ 21
Net commodity purchase contracts | Grain
Derivative commodity instruments
Nonmonetary notional amount	33	29
Net commodity purchase contracts | Soybean oil
Derivative commodity instruments
Nonmonetary notional amount	8	1
Net commodity sale contracts | Hogs
Derivative commodity instruments
Nonmonetary notional amount	26	13
Net commodity sale contracts | Heating oil
Derivative commodity instruments
Nonmonetary notional amount	7	7
Foreign currencies
Derivative commodity instruments
Notional amounts | $	$ 82	$ 20
Equity futures contract
Derivative commodity instruments
Notional amounts | $	$ 97	$ 0